F/m FUNDS TRUST

Oakhurst Fixed Income Fund

Oakhurst Short Duration Bond Fund

Oakhurst Short Duration High Yield Credit Fund

(each, a “Fund” and together, the “Funds”)

Supplement dated January 25, 2023 to the Prospectus and Statement of Additional Information (“SAI”), each dated December 29, 2022

This supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Effective March 31, 2023, Ashish Shah will no longer serve as a portfolio manager of the Oakhurst Short Duration Bond Fund and the Oakhurst Short Duration High Yield Credit Fund. Accordingly, effective March 31, 2023, all references to Mr. Shah in the Prospectus and SAI will hereby be deleted.

Additionally, effective January 9, 2023, John Han became a portfolio manager for each Fund. Accordingly, effective immediately, the Prospectus and SAI are revised as follows:

PROSPECTUS

The disclosures in the section “Management of the Fund - Portfolio Manager” in the Risk/Return Summary section on page 11 of the Prospectus have been revised as follows:

OAKHURST FIXED INCOME FUND

Portfolio Managers

The portfolio managers listed below are jointly and primarily responsible for the day-to-day management of the Fund.

Barry P. Julien, CFA® is Chief Investment Officer of the Adviser and has been responsible for the day-to-day management of the Fixed Income Fund since its inception in 2012. Prior to November 16, 2020, Mr. Julien was Managing Director and Chief Investment Officer of Fixed Income of First Western, the Fund’s previous investment adviser.

John Han, CFA®, CPA® is a Senior Credit Analyst and Assistant Portfolio Manager of the Adviser and has been responsible for the day-to-day management of the Fixed Income Fund since January 2023. Prior to November 16, 2020, Mr. Han was a Senior Credit Analyst of First Western, the Fund’s previous investment adviser.

The disclosures in the section “Management of the Fund - Portfolio Managers” in the Risk/Return Summary section on page 20 of the Prospectus have been revised as follows:

OAKHURST SHORT DURATION BOND FUND

Portfolio Managers

The portfolio managers listed below are jointly and primarily responsible for the day-to-day management of the Fund.

Barry P. Julien, CFA® is Chief Investment Officer of the Adviser and has been responsible for the day-to-day management of the Short Duration Bond Fund since its inception in 2013. Prior to November 16, 2020, Mr. Julien was Managing Director and Chief Investment Officer of Fixed Income of First Western, the Fund’s previous investment adviser.

Ashish Shah is Portfolio Manager of the Adviser and has been responsible for the day-to-day management of the Short Duration Bond Fund since December 2015. Prior to November 16, 2020, Mr. Shah was Co-Portfolio Manager/Credit Analyst of First Western, the Fund’s previous investment adviser.

John Han, CFA®, CPA® is a Senior Credit Analyst and Assistant Portfolio Manager of the Adviser and has been responsible for the day-to-day management of the Short Duration Bond Fund since January 2023. Prior to November 16, 2020, Mr. Han was a Senior Credit Analyst of First Western, the Fund’s previous investment adviser.

The disclosures in the section “Management of the Fund - Portfolio Managers” in the Risk/Return Summary section on page 29 of the Prospectus have been revised as follows:

OAKHURST SHORT DURATION HIGH YIELD CREDIT FUND

Portfolio Managers

The portfolio managers listed below are jointly and primarily responsible for the day-to-day management of the Fund.

Barry P. Julien CFA® is Chief Investment Officer of the Adviser and has been responsible for the day-to-day management of the Short Duration High Yield Credit Fund since its inception in October 2015. Prior to November 16, 2020, Mr. Julien was Managing Director and Chief Investment Officer of Fixed Income of First Western, the Fund’s previous investment adviser.

Ashish Shah is Portfolio Manager of the Adviser and has been responsible for the day-to-day management of the Short Duration High Yield Credit Fund since its inception in October 2015. Prior to November 16, 2020, Mr. Shah was Co-Portfolio Manager/Credit Analyst of First Western, the Fund’s previous investment adviser.

John Han, CFA®, CPA® is a Senior Credit Analyst and Assistant Portfolio Manager of the Adviser and has been responsible for the day-to-day management of the Short Duration High Yield Credit Fund since January 2023. Prior to November 16, 2020, Mr. Han was a Senior Credit Analyst of First Western, the Fund’s previous investment adviser.

The disclosure in the section “Management of the Funds - Portfolio Managers” on page 54 of the Prospectus has been supplemented as follows:

John Han CFA®, CPA® – Mr. Han is a Senior Credit Analyst and Assistant Portfolio Manager of the Adviser. Prior to November 16, 2020, he was a Senior Credit Analyst of First Western. Prior to joining First Western, Mr. Han was Vice President of Leveraged and Sponsor Finance at East West Bank. Prior to that, he was an Assistant Vice President of Private Debt at Midcap Financial. He has also held positions at the CIM Group and Houlihan Lokey. Mr. Han began his career at KPMG LLP as a Manager in the Structured Finance Group. Mr. Han has been responsible for the day-to-day management of each Fund since January 2023.

STATEMENT OF ADDITIONAL INFORMATION

The first paragraph in the section “The Investment Adviser - Portfolio Managers” on page 35 of the SAI has been revised as follows:

Barry P. Julien CFA® and John Han CFA®, CPA® serve as the Portfolio Managers for the Fixed Income Fund and are jointly and primarily responsible for the day-to-day management of the Fund. Barry Julien, Ashish Shah and John Han serve as the Portfolio Managers for the Short Duration Bond Fund and the High Yield Credit Fund and are jointly and primarily responsible for the day-to-day management of each Fund. The portfolio managers are responsible for the management of other accounts, as indicated in the following table.

In the section entitled “The Investment Adviser - Portfolio Managers” on page 36 of the SAI, the following is added to the information in the table setting forth the number and types of other accounts managed by each portfolio manager and the assets under management in those accounts:

Fixed Income Fund
Name of Portfolio Manager	Type of Accounts	Number of Other Accounts Managed	Total Assets in Other Accounts Managed	Number of Accounts with Advisory Fee Based on Performance	Total Assets in Accounts with Advisory Fee Based on Performance
John Han, CFA®, CPA®*	Registered investment companies: Other pooled investment vehicles: Other accounts:	0 0 0	$0 $0 $0	0 0 0	$0 $0 $0

Short Duration Bond Fund
Name of Portfolio Manager	Type of Accounts	Number of Other Accounts Managed	Total Assets in Other Accounts Managed	Number of Accounts with Advisory Fee Based on Performance	Total Assets in Accounts with Advisory Fee Based on Performance
John Han, CFA®, CPA®*	Registered investment companies: Other pooled investment vehicles: Other accounts:	0 0 0	$0 $0 $0	0 0 0	$0 $0 $0
High Yield Credit Fund
Name of Portfolio Manager	Type of Accounts	Number of Other Accounts Managed	Total Assets in Other Accounts Managed	Number of Accounts with Advisory Fee Based on Performance	Total Assets in Accounts with Advisory Fee Based on Performance
John Han, CFA®, CPA®*	Registered investment companies: Other pooled investment vehicles: Other accounts:	0 0 0	$0 $0 $0	0 0 0	$0 $0 $0

*The information regarding the other accounts managed by Mr. Han is as of January 9, 2023.

In the sub-section entitled “Disclosure of Securities Ownership” of the section entitled “The Investment Adviser - Portfolio Managers” on page 37 of the SAI, the following is added to the information in the table setting forth the dollar range of equity securities beneficially owned by the Portfolio Managers in their managed Funds:

Name of Portfolio Manager	Fund Shares Beneficially Owned	Dollar Value of Fund Shares Beneficially Owned
John Han CFA®, CPA®**	Fixed Income Fund Short Duration Bond Fund High Yield Credit Fund	None None None

**The dollar range of equity securities beneficially owned by Mr. Han is as of January 9, 2023.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE